TAXES ON INCOME (Narrative) (Details) $ in Thousands, ₪ in Billions	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Amount added (deducted) to unrecognized tax benefits derived from interest and exchange		$ 657		$ 484	$ (88)
Accrued interest liability on uncertain tax positions		$ 698		$ 460
Tax rate		23.00%	23.00%	23.00%	23.00%
Tax exempt undistributed retained earnings		$ 140,164
Income tax liability, contingent upon distribution of previously tax exempt earnings		$ 32,237
Recognition deferred tax rate		34.00%	34.00%
Recognition deferred benefit		$ 1,567
Consolidated revenues		$ 250,027		$ 252,072	$ 234,404
Minimum [Member]
Income Taxes [Line Items]
Open tax year		2013	2013
Tax rate	21.00%
Maximum [Member]
Income Taxes [Line Items]
Open tax year		2019	2019
Tax rate	35.00%
United States Subsidiary [Member] | Foreign [Member]
Income Taxes [Line Items]
Operating loss carryforward amount		$ 4,761
Operating loss carryforward limitations of use		can be carried forward and offset against taxable income up to 20 years	can be carried forward and offset against taxable income up to 20 years
United States Subsidiary [Member] | Foreign [Member] | Earliest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carryforward expiration date				Dec. 31, 2023
United States Subsidiary [Member] | Foreign [Member] | Latest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carryforward expiration date				Dec. 31, 2038
Technological Preferred Enterprise [Member] | Parent Subsidiary [Member] | Research and development expenditure [Member]
Income Taxes [Line Items]
Tax rate		25.00%	25.00%
Technological Preferred Enterprise [Member] | Parent Subsidiary [Member] | Research and development employees [Member]
Income Taxes [Line Items]
Tax rate		25.00%	25.00%
Technological Preferred Enterprise [Member] | Parent Subsidiary [Member] | ILS [Member]
Income Taxes [Line Items]
Consolidated revenues | ₪			₪ 10
Preferred Technological Enterprise [Member]
Income Taxes [Line Items]
Withholding tax		23.00%	23.00%	23.00%	23.00%
Preferred Enterprise Regime [Member] | Minimum [Member]
Income Taxes [Line Items]
Withholding tax		15.00%	15.00%
Preferred Enterprise Regime [Member] | Maximum [Member]
Income Taxes [Line Items]
Withholding tax		20.00%	20.00%
Development Zone A [Member]
Income Taxes [Line Items]
Tax rate		9.00%	9.00%			7.50%	9.00%
Development Zone A [Member] | Technological Preferred Enterprise [Member] | Parent Subsidiary [Member]
Income Taxes [Line Items]
Tax rate		7.50%	7.50%
Elsewhere In Israel [Member]
Income Taxes [Line Items]
Tax rate						16.00%	16.00%
Elsewhere In Israel [Member] | Technological Preferred Enterprise [Member] | Parent Subsidiary [Member]
Income Taxes [Line Items]
Tax rate		12.00%	12.00%